Right-of-use assets and liability related to right-of-use of assets, Lease Expenses (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Lease expenses [Abstract]
Depreciation expense of right-of-use assets		$ 32,401,766	$ 31,839,050	$ 28,984,861
Interest expense on lease liabilities		16,594,964	10,648,584	8,903,397
Expense relating to short-term leases		845	23,295	24,234
Expense relating to leases of low-value assets	$ 5,000	2,288	1,749	886
Variable lease payments		94,352	67,927	65,520
Total		49,094,215	42,580,605	37,978,898
Others [Member]
Lease expenses [Abstract]
Depreciation expense of right-of-use assets		16,046,897	15,530,686	18,095,871
Interest expense on lease liabilities		6,055,603	5,316,141	6,395,988
Expense relating to short-term leases		845	23,295	24,234
Expense relating to leases of low-value assets		2,288	1,749	886
Variable lease payments		94,352	67,927	65,520
Total		22,199,985	20,939,798	24,582,499
Related Parties [Member]
Lease expenses [Abstract]
Depreciation expense of right-of-use assets		16,354,869	16,308,364	10,888,990
Interest expense on lease liabilities		10,539,361	5,332,443	2,507,409
Expense relating to short-term leases		0	0	0
Expense relating to leases of low-value assets		0	0	0
Variable lease payments		0	0	0
Total		$ 26,894,230	$ 21,640,807	$ 13,396,399